RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Note 8	Related Party

Related Party Transactions by VSee Lab

Notwithstanding the legal form of the business combination pursuant to the Business Combination Agreement, since the Business Combination was accounted for as a reverse recapitalization between VSee Lab and DHAC, and VSee Lab as the accounting acquirer and iDoc as the accounting acquiree and the historical comparative financial information prior to June 24, 2024 as presented in this quarterly report is that of VSee Lab, the following related party transactions incurred by VSee Lab were reported hereby.

(1).	During the year ended December 31, 2022, employees subscribed $127,710 of cash for shares in VSee Lab representing 597,000 common stock shares in VSee Lab. As a result of the Closing of the Business Combination, the shares were issued to the subscribing employees for total 239,424 shares of common stock in VSee Health, Inc. and as such the payable was reclassified to equity in additional paid in capital as share were issued. In addition, $210,796 of the related party payable was eliminated at consolidation between iDoc and VSee Lab. The balance due to the related party as of September 30, 2024 and December 31, 2023 was $0 and $338,506, respectively.
(2).	During the year ended December 31, 2022, VSee Lab received a loan of $110,000 from the then CEO, Milton Chen, for advanced cash and paid operating expenses incurred by VSee Lab. On March 29, 2023, VSee Lab revised the terms of the loan to a 10.00% original issue discount promissory note with a principal balance of $121,000 from Mr. Milton Chen for advanced cash and paid operating expenses on behalf of VSee Lab. Notes payable issued with a face value higher than the proceeds received are recognized as a debt discount and is amortized as interest expense via effective interest method over the life of the underlying note payable. The promissory note matured on June 27, 2023. Interest is accrued monthly at the annual fixed rate of 12.00%, with principal and interest due upon maturity. The note has a default interest rate of 26% from the default date. As of September 30, 2024 and December 31, 2023, the related party promissory note net of unamortized debt discount was $121,000. The Company (as the successor of VSee Lab for accounting purposes) recognized $0 of amortized debt discount and $7,865 in accrued interest for the three months ended September 30, 2024. The Company (as the successor of VSee Lab for accounting purposes) recognized $0 of amortized debt discount and $23,595 in accrued interest for a total interest expense of $23,595 for the nine months ended September 30, 2024. The Company (as the successor of VSee Lab for accounting purposes) had $41,525, and $17,930 in accrued interest as of September 30, 2024 and December 31, 2023, respectively, which are included within accounts payable and accrued liabilities on the condensed consolidated balance sheets. The above amounts and transactions are not necessarily what third parties would agree to.
(3).	On March 29, 2023, VSee Lab received a 10.00% original issue discount promissory note with a principal balance of $132,000 from the then CEO, Milton Chen, for advanced cash and paid operating expenses on behalf of VSee Lab. Notes payable issued with a face value higher than the proceeds received are recognized as a debt discount and amortized via effective interest method as interest expense over the life of the underlying note payable. The promissory note matured on June 27, 2023. Interest is accrued monthly at the annual fixed rate of 12.00%, with principal and interest due upon maturity. The note has a default interest rate of 26% from the default date. As of September 30, 2024, and December 31, 2023, the related party promissory note net of unamortized debt discount was $132,000. The Company (as the successor of VSee Lab for accounting purposes) recognized $0 of amortized debt discount and $8,580 in accrued interest for the three months ended
September 30, 2024. The Company (as the successor of VSee Lab for accounting purposes) recognized $0 of amortized debt discount and $25,740 in accrued interest for a total interest expense of $25,740 for the nine months ended September 30, 2024. The Company (as the successor of VSee Lab for accounting purposes) had $46,860 and $21,120 in accrued interest as of September 30, 2024, and December 31, 2023, respectively, which are included within accounts payable and accrued liabilities on the condensed consolidated balance sheets. The above amounts and transactions are not necessarily what third parties would agree to.
(4).	On December 26, 2023, VSee Lab received a 10.00% original issue discount promissory note with a principal balance of $77,000 from the then CEO, Milton Chen, for advanced cash and paid operating expenses on behalf of the Company. Notes payable issued with a face value higher than the proceeds received are recognized as a debt discount and amortized via effective interest method as interest expense over the life of the underlying note payable. The promissory note matured on March 28, 2024. Interest is accrued monthly at the annual fixed rate of 12.00%, with principal and interest due upon maturity. The note has a default interest rate of 26% from the default date. As of September 30, 2024, and December 31, 2023, the related party promissory note net of unamortized debt discount was $77,000 and $70,000, respectively. The Company (as the successor of VSee Lab for accounting purposes) recognized $0 of amortized debt discount and $5,005 in accrued interest for a total interest expense of $5,005 for the three months ended September 30, 2024. The Company (as the successor of VSee Lab for accounting purposes) recognized $7,000 of amortized debt discount and $12,320 in accrued interest for a total interest expense of $19,320 for the nine months ended September 30, 2024. The Company (as the successor of VSee Lab for accounting purposes) had $12,320 and $0 in accrued interest as of September 30, 2024, and December 31, 2023, respectively, which are included within accounts payable and accrued liabilities on the condensed consolidated balance sheets. The above amounts and transactions are not necessarily what third parties would agree to.

Related Party Transactions by iDoc

For accounting purposes, it was treated that the Company (as the successor of VSee Lab for accounting purposes) acquired and assumed the following related party transactions incurred by iDoc due to acquisition of iDoc on June 24, 2024 (see further Note 3 Business Combination).

(1)	A related party balance due from the then CEO of iDoc, Imoigele Aisiku, for cash transferred through a company controlled by him. The balance due from the related party on September 30, 2024 was $795,380. The transactions and amounts are unsecured and non-interest-bearing and are not necessarily what third parties would agree to.
(2)	A note receivable that was issued and sold on September 1, 2022 from iDoc to the then CEO of iDoc, Imoigele Aisiku, with a principal balance of $336,000. The note bears no interest and matures on January 31, 2023. As of September 30, 2024, the related party note receivable was $245,500 and is included in the Related Party Note Receivable disclosure on the condensed consolidated balance sheets. No interest was recognized for the three and nine months ended September 30, 2024 and the note is in default.
(3)	iDoc issued a promissory note on May 15, 2023 with a principal balance of $200,000 from a board member (“Holder”). The note bears no interest and matures on May 15, 2026. iDoc shall use the funds solely for the purchase of telepresence robots. The Holder has security rights to eight (8) telepresence robots, from the 13th to 20th, that iDoc deployed. iDoc is required to make payments to the Holder based on eighty percent (80%) of the monthly revenue generated on the eight telepresence robots from the twelfth through the twentieth deployment of the telepresence robots. As of September 30, 2024, the related party promissory note was $141,651, including a fair value adjustment of $58,349. The loan is included in the Related Party Loan Payable disclosure on the condensed consolidated balance sheets. No interest is recognized for the three and nine months ended September 30, 2024.
(4)	On March 28, 2024, iDoc issued and sold a secured convertible promissory note in the principal amount of $224,000 (the “Note”) to Mr. David L. Wickersham who became a member of the Company’s board of directors on July 17, 2024. Interest is accrued at $2,000 per month. The Note was fully satisfied and paid off by the issuance of 114,000 shares of the Company common stock to Mr. Wickersham on the maturity date of June 30, 2024.

Related Party Transactions by VSee Health (f/k/a DHAC)

For accounting purposes, it was treated that the Company (as the successor of VSee Lab for accounting purposes) acquired and assumed the following related party transactions incurred by DHAC due to the reverse merger with DHAC on June 24, 2024 (see further Note 11 Equity).

(1).	On October 24, 2022, DHAC issued and sold an unsecured promissory note in the aggregate principal amount of $350,000 to Digital Health Sponsor, LLC, the sponsor of DHAC (“Sponsor”) On November 21, 2023, DHAC entered into a Conversion SPA with the Sponsor, pursuant to which the loans in aggregate amount of $350,000 would be converted into Series A Preferred Shares at the Closing of the Business Combination. The Company paid off this promissory note by issuing 350 shares of Series A Preferred Stocks to the Sponsor at the Closing.
(2).	On February 2, 2023, SCS Capital Partners LLC, a Sponsor affiliate issued a $250,000 interest-free loan to DHAC for Nasdaq fee payment and litigation expense, and on August 17, 2023, such loan was amended and restated to include an additional $315,000 interest-free loan to DHAC for operating expenses, making the aggregate principal amount to be $565,000. On May 5, 2023, SCS Capital Partners, LLC issued another $200,000 loan to DHAC for operating expenses. The related note bears interest of 10% and would mature on May 5, 2024. On November 21, 2023, DHAC entered into a Conversion SPA with SCS Capital Partners LLC, pursuant to which the loans in aggregate amount of $765,000 will be converted into Series A Preferred Shares at the Closing of the Business Combination. The Company paid off this promissory note by issuing 765 shares of Series A Preferred Stocks to SCS Capital Partners LLC at the Closing.
(3).	SCS, LLC, as the administrator of DHAC, incurred monthly office management and other operating expenses since the inception of DHAC. As of November 21, 2023, a total of $153,000 office expense was incurred. On November 21, 2023, DHAC entered into a Conversion SPA with SCS, LLC, pursuant to which the outstanding office expenses in aggregate amount of $153,000 will be converted into Series A Preferred Shares at the Closing of the Business Combination. The Company paid off this outstanding office expense by issuing 153 shares of Series A Preferred Stocks to SCS, LLC at the Closing. The Company has no further obligation regarding this transaction.
(4).	On November 21, 2023, DHAC entered into a convertible note purchase agreement, pursuant to which an institutional and accredited investor, the Quantum Investor, subscribed for and purchased, and the Company issued and sold to the Quantum Investor, after the Closing of the Business Combination on June 25, 2024 and as further amended on July 3, 2024, a 7% original issue discount convertible promissory note, the Quantum Convertible Note, in the aggregate principal amount of $3,000,000. SCS Capital Partners LLC, a Sponsor affiliate, owns approximately 40.74% of the Quantum Investor. As of September 30, 2024, the full principal amount of the Quantum Convertible Note plus interest accrued thereof remains due and payable. See further Note 7 Line of Credit and Notes Payable, Net of Discount.
(5).	On June 21, 2024, we entered into a Consulting Services Agreement with SCS, LLC (“SCS”), who is an affiliate of our Sponsor, pursuant to which we shall pay SCS $12,500 per month for business consulting services and $2,500 per month for access to remote office space in Boca Raton, FL. In addition, the Consulting Services Agreement calls for the issuance of $25,000 worth of shares of common stock at issuance and an additional $25,000 worth of common stock on or about each of the Company’s filings on Form 10-K or Form 10-Q. The agreement shall continue for twelve (12) months and shall automatically continue on a six-month term basis thereafter unless terminated by either party. During the quarter ended September 30, 2024, the Company made cash payments totaling $60,000 to SCS, representing $45,000 of consulting expense recognized during the quarter ended September 30, 2024, and prepaid expenses of $15,000 as of September 30, 2024. In addition, the Company issued 2,500 shares of common stock to SCS with a fair value of $25,000 and recognized total consulting expense of $31,250 related to the share-based compensation for the quarter ended September 30, 2024.

(6).	On June 24, 2024, DHAC owed the Sponsor and certain Sponsor affiliates $504,659 in advance to cover working capital needs, which were non-interest bearing due on demand. On June 25, 2024, $47,800 of such advances were repaid in cash. As of September 30, 2024, $456,858 of advances due to the Sponsor and certain Sponsor affiliates remains due and payable. The Sponsor has no further obligation to fund working capital needs.

(7).	On November 8, 2024, the Sponsor affiliate, SCS and the Company executed a securities purchase agreement whereby certain working capital funds advanced by SCS in the aggregate amount of $405,000 as of September 30, 2024 were converted into 202,500 shares of Common Stock. After the execution of the securities purchase agreement and as disclosed above, approximately $52,000 of working capital advances from the Sponsor and certain Sponsor affiliates remains due and payable.

Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On June 7, 2021, the Sponsor, along with certain of the Company’s directors, officers and advisors purchased 4,312,500 shares for an aggregate purchase price of $25,000. In October 2021, the Sponsor, officers and certain advisors forfeited an aggregate of 1,437,500 shares of common stock, resulting in 2,875,000 founder shares outstanding. Such shares are referred to herein as “founder shares” or “insider shares”.

Sponsor Note Payable

On June 7, 2021, the Sponsor agreed to loan the Company up to $625,000 to be used for a portion of the expenses of the Initial Public Offering. These notes were non-interest bearing and any outstanding balance on the notes was due immediately following the Company’s Initial Public Offering. There was an amount of $602,720 borrowed under the Notes. The Notes were repaid on November 12, 2021. Borrowings under this note are no longer available.

Advances from Related Party

As of November 8, 2021, the Sponsor paid for $402,936 on expenses on behalf of the Company. The advance was repaid on November 12, 2021.

The Company owes the Sponsor $117,871 and $43,900 as of December 31, 2023 and 2022, respectively.

Working Capital Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company will repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would be repaid upon consummation of a Business Combination, without interest. As of December 31, 2023 and 2022, the Company had no borrowings under the Working Capital Loans.

Promissory Note Related Party

On October 24, 2022, the Company issued an unsecured promissory note in the aggregate principal amount of $350,000 to the Sponsor. The Company deposited to the trust account all of the loan amount and extended the amount of time it has available to complete a business combination from November 8, 2022 to February 8, 2023. On November 21, 2023, DHAC entered into a Conversion Securities Purchase Agreement (“Conversion SPA”) with the Sponsor, pursuant to which the loans in aggregate amount of $350,000 will be converted into Series A Preferred Shares at the Closing.

On February 2, 2023, SCS Capital Partners LLC, a Sponsor affiliate and a stockholder who currently holds more than 5% shares in the Company, issued a $250,000 interest-free loan to DHAC for Nasdaq fee payment and litigation expense, and on August 17, 2023, such loan was amended and restated to include an additional $315,000 interest-free loan to DHAC for operating expenses, making the aggregate principal amount to be $565,000. On May 5, 2023, SCS Capital Partners, LLC issued a $200,000 loan to DHAC for payment of the term extension fee. The related note bears interest of 10%, matures on May 5, 2024. The proceeds of the note were used to extend the liquidation date of DHAC from May 8, 2023 to August 8, 2023. On November 21, 2023, DHAC entered into a Conversion SPA with SCS Capital Partners LLC, pursuant to which the loans in aggregate amount of $765,000 will be converted into Series A Preferred Shares at the Closing.

Promissory Note — M2B

On October 4, 2023, the Company issued a promissory note in the aggregate principal amount of $165,000 to M2B Funding Corp., an affiliate of the Sponsor, for a purchase price of $150,000 and included $5,000 in legal fees (the “M2B Note”). The original issue discount of $15,000 plus $5,000 of offering cost were recorded as a debt discount and amortized over the term of the note. The note had a 10% interest and a maturity date of January 5, 2024. The Company defaulted on the note and amended the note on January 22, 2024. As a result of the amendment, the Company was to repay the remaining amount due by February 8, 2024. On January 31, 2024, the note was paid in full for a total of $190,750.

As of December 31, 2023, the M2B Note net of unamortized debt discount was $167,958. The Company recognized interest expense of $22,958 for the year ended December 31, 2023.

Post-Business Combination Financing Transactions

Bridge Financing

In connection with the execution of the Second Business Combination Agreement, DHAC, along with VSee and iDoc, the target companies in the Business Combination, entered into a securities purchase agreement with the Bridge Investor, who is also an investor in the Sponsor, pursuant to which DHAC, VSee and iDoc each issued and sold to such investor 10% original issue discount senior secured promissory notes due October 5, 2023 in the aggregate principal amount of $2,222,222 (the “Bridge Notes”). In connection with the purchase of the Bridge Notes, DHAC issued the investor (i) 173,913 warrants, each representing the right to purchase one share of DHAC common stock at an initial exercise price of $11.50, subject to certain adjustments (the “Bridge Warrants”) and (ii) 30,000 shares of DHAC common stock.

As a result of the default, on November 21, 2023, DHAC, VSee and iDoc entered into an exchange agreement (the “Exchange Agreement”) with the Bridge Investor, pursuant to which the amounts currently due and owing under (i) the DHAC Bridge Note, (ii) the VSee Bridge Note other than $600,000 of the principal amount thereof, and (iii) the iDoc Bridge Note other than $600,000 of the principal amount thereof, will be exchanged at the Closing for a senior secured convertible promissory note issued by DHAC with an aggregate principle value of $2,523,744 (the “Exchange Note”), which will be guaranteed by each of DHAC, VSee and iDoc. The Exchange Note will bear interest at a rate of 8% per annum and will be convertible into shares of common stock of the Company at a fixed conversion price of $10.00 per share (see Note 6 — Commitments — Bridge Financing and Bifurcated Derivative for further information).

On November 21, 2023, DHAC, VSee and iDoc entered into a letter agreement, pursuant to which the Bridge Investor agreed to purchase additional 10% original issue discount senior secured convertible promissory notes in the aggregate principal amount of $166,667 (with an aggregate subscription amount of $150,000) from DHAC with (1) a $111,111 note purchased at signing of the Bridge Amendment, which will mature on May 21, 2025 and (2) a $55,556 note purchased at a later date mutually agreed upon by DHAC and the Bridge Investor, which is currently expected to be upon the filing of an amendment to DHAC’s Registration Statement on Form S-4 in connection with the Business Combination (the “Additional Bridge Notes”). The Additional Bridge Notes bear guaranteed interest at a rate of 8% per annum and are convertible into shares of DHAC common stock, par value $0.0001 at a fixed conversion price of $10.00 per share (see Note 6 — Commitments — Additional Bridge Financing for further information).

Loan Conversions

On November 21, 2023, DHAC, VSee, and/or iDoc, as applicable, entered into Securities Purchase Agreements (the “Conversion SPAs”) with various lenders of each of DHAC, VSee and iDoc, pursuant to which certain indebtedness owed by DHAC, VSee and iDoc will be converted into Series A Preferred Stock of DHAC at the closing of the Business Combination.

On November 21, 2023, DHAC and VSee entered into a Conversion SPA with Whacky — a Sponsor Affiliate, pursuant to which certain loans incurred by VSee to Whacky in the aggregate amount of $220,000 will be converted into Series A Preferred Shares at the Closing.

On November 21, 2023, DHAC and iDoc, entered into a Conversion SPA with Mark E. Munro Charitable Remainder Unitrust (“Munro Trust”) — a Sponsor Affiliate, pursuant to which certain loans incurred by iDoc to Munro Trust in the aggregate amount of $300,000 will be converted into Series A Shares at the Closing.

On November 21, 2023, DHAC and VSee, entered into a Conversion SPA with the Bridge Investor who is also an investor in the Sponsor, which Conversion SPA was amended and restated on February 13, 2024 (as further described under Note 11 — Subsequent Events), pursuant to which certain loans incurred by VSee to the Bridge Investor in the aggregate amount of $600,000 will be converted into the Company’s Common Stock subject to executing of certain registration rights agreement and filing a registration statement thereunder following the Closing.

On November 21, 2023, DHAC and iDoc, entered into a Conversion SPA with Tidewater — a Sponsor Affiliate, which Conversion SPA was amended and restated on February 13, 2024 (as further described under Note 11 — Subsequent Events), pursuant to which certain loans incurred by iDoc to Tidewater in the aggregate amount of $585,000 will be convertible into the Company’s Common Stock following the Closing.

On November 21, 2023, DHAC and iDoc, entered into a Conversion SPA with the Bridge Investor who is also an investor in the Sponsor, which Conversion SPA was amended and restated on February 13, 2024 (as further described under Note 11 — Subsequent Events), pursuant to which certain loans incurred by iDoc to the Bridge Investor in the aggregate amount of $600,000 will be converted into the Company’s Common Stock subject to executing of certain registration rights agreement and filing a registration statement thereunder following the Closing.

Quantum Financing Securities Purchase Agreement

On November 21, 2023, DHAC entered into the Quantum Purchase Agreement, pursuant to which the Quantum Investor subscribed for and will purchase, and DHAC will issue and sell to the Quantum Investor, at the Closing, a 7% original issue discount convertible promissory note in the aggregate principal amount of $3,000,000 (see Note 6 — Commitments — Quantum Financing Securities Purchase Agreement for further information).

Equity Financing

On November 21, 2023, DHAC entered into the Equity Purchase Agreement with an affiliate of the Bridge Investor pursuant to which DHAC may sell and issue to the investor, and the investor is obligated to purchase from DHAC, up to $50,000,000 of its newly issued shares of the Company’s common stock, from time to time over a 36-month period beginning from the sixth (6th) trading day following the Closing (see Note 6 — Commitments — Equity Financing for further information).

Administrative Services Agreement

The Company agreed, commencing on November 3, 2021, to pay an affiliate of the Sponsor a total of $10,000 per month for office space and secretarial, administrative, and other services. The monthly fees will cease upon completion of an initial business combination or liquidation. For the year ended December 31, 2023, the Company incurred $120,000, of which $55,500 are included in accrued expenses in the accompanying consolidated balance sheets as of December 31, 2023. For the year ended December 31, 2022, the Company incurred $120,000, of which $10,550 is included in accrued expenses in the accompanying consolidated balance sheets as of December 31, 2022.

The Company will reimburse its officers and directors for any reasonable out-of-pocket business expenses incurred by them in connection with certain activities on the Company’s behalf such as identifying and investigating possible target businesses and business combinations. There is no limit on the amount of out-of-pocket expenses reimbursable by the Company; provided, however, that to the extent such expenses exceed the available proceeds not deposited in the Trust Account and the interest income earned on the amounts held in the Trust Account, such expenses would not be reimbursed by the Company unless the Company consummates an initial business combination. The audit committee will review and approve all reimbursements and payments made to any initial stockholder or member of the management team, or the Company’s or their respective affiliates, and any reimbursements and payments made to members of the audit committee will be reviewed and approved by the Board of Directors, with any interested director abstaining from such review and approval.

No compensation or fees of any kind, including finder’s fees, consulting fees or other similar compensation, will be paid to any of the initial stockholders, officers or directors who owned the shares of common stock prior to this offering, or to any of their respective affiliates, prior to or with respect to the Business Combination (regardless of the type of transaction that it is).

All ongoing and future transactions between the Company and any of its officers and directors or their respective affiliates will be on terms believed by the Company to be no less favorable to the Company than are available from unaffiliated third parties. Such transactions, including the payment of any compensation, will require prior approval by a majority of the Company’s uninterested “independent” directors (to the extent the Company has any) or the members of the board who do not have an interest in the transaction, in either case who had access, at the Company’s expense, to the Company’s attorneys or independent legal counsel. The Company will not enter into any such transaction unless the Company’s disinterested “independent” directors (or, if there are no “independent” directors, the Company’s disinterested directors) determine that the terms of such transaction are no less favorable to the Company than those that would be available to the Company with respect to such a transaction from unaffiliated third parties.